Commitment and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	12 Months Ended					3 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 CBF [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2010 Letter of Credit [Member]
Commitment And Contingencies [Line Items]
Management fees changed by CBI										$ 0.1	$ 0.4	$ 0.7
Operating lease expense		5.9	5.7	1.5
Minimum purchase commitments		50
Period of agreement					1 year	2 years
Maximum contingent payment									60
Contingent incentive expense		0
Compensation expense expected							$ 18	$ 23